Prepayment and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepayment and other current assets
Summary of prepayment and other current assets

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Prepaid expenses	11,937,161	8,071,162	1,189,542
Prepayment for intangible assets	43,352,840	25,070,945	3,695,000
Employee loans	2,729,457	1,874,808	276,313
Other project investment	1,683,616	—	—
Other receivables	1,937,493	3,007,897	443,309
Total	61,640,567	38,024,812	5,604,164